SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		$ 271,585	$ 315,059	$ 421,046	$ 494,295
Accumulated income on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		110	(539)
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent		(14,980)	(8,941)	(9,041)
Accumulated other comprehensive loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	[1]	$ (14,870)	$ (8,402)	$ (9,578)	$ (704)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities, see also notes 2 and 3.